Commitments And Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

(15) COMMITMENTS AND CONTINGENCIES

Purchase commitments

At March 31, 2012, the Company was contractually committed for $32,129 of capital expenditures for construction materials and purchases of property and equipment. These purchase commitments exclude commitments related to stimulus projects – see – Other Commitments. A majority of these purchase commitments are expected to be satisfied in the next twelve months. These purchases are primarily success-based; that is, the Company has executed customer contracts that support the future capital expenditures.

Outstanding letters of credit

As of March 31, 2012, the Company had $6,166 in outstanding letters of credit, primarily to collateralize surety bonds securing the Company's performance under various contracts.

Other commitments

In February 2010, the Company was awarded an NTIA Broadband Technology Opportunities Program grant for a fiber network project in Indiana (the "Indiana Stimulus Project"). The Indiana Stimulus Project involves approximately $31,425 of capital expenditures, of which $25,140 is to be funded by a government grant and approximately $6,285 is to be funded by the Company. In connection with this project, 626 route miles of fiber are to be constructed and lit. The Company began capitalizing certain preconstruction costs associated with this project in April of 2010 and began receiving grant funds in May 2010. As of March 31, 2012, the Company has been reimbursed for $96 of expenses and $5,945 of capital expenditures related to the Indiana Stimulus Project. The Company also contributed $4,400 of pre-existing network assets to the project. The Company anticipates this project will be completed within the next 12 months.

In July 2010, the Company was awarded from the NTIA Broadband Technology Opportunities Program a $13,382 grant to construct 286 miles of fiber network in Anoka County, Minnesota, outside of Minneapolis (the "Anoka Stimulus Project"). The Anoka Stimulus Project involves approximately $19,117 of capital expenditures, of which $13,383 is to be funded by a government grant and approximately $5,735 is to be funded by the Company. As of March 31, 2012, the Company has been reimbursed for $121 of expenses and $467 of capital expenditures related to the Anoka Stimulus Project. The Company anticipates this project will be completed within the next 12 months.

In September 2011, the company signed a sub-recipient agreement on an award granted to Com Net, Inc. ("Com Net") from the NTIA Broadband Technology Opportunities Program. The award of approximately $30,032 to Com Net will expand broadband services to rural and underserved communities in Western Ohio. In order to effectively implement the project, Com Net established the GigE Plus Availability Coalition consisting of Zayo, OARnet and an initial group of 33 Broadband Service Providers to deploy broadband to 28 western Ohio counties. Upon completion, the project will add nearly 366 new miles of fiber to Zayo's existing Ohio network. As a sub recipient, the Company is required to contribute to the federal match. The Company's maximum contribution is $3,111 which represents a 30 percent match on the assets to which the Company will take ownership. The company anticipates the project will be completed by July 2013. As of March 31, 2012, the Company has incurred $38 in capital expenditures associated with this project.

Contingencies

In the normal course of business, the Company is party to various outstanding legal proceedings, claims, commitments, and contingent liabilities. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company's financial condition, results of operations, or cash flows.

In December 2011, a lawsuit was filed by Idacorp, Inc. ("Idacorp") against AFS. On October 1, 2010, the Company completed a merger with American Fiber Systems Holdings Corporation, the parent company of AFS. On October 12, 2006, Idacorp and AFS entered into a stock purchase agreement under which Idacorp agreed to sell to AFS 100% of the equity interest in Idacomm, a provider of telecommunications services and commercial Internet services in Idaho and Nevada, for a purchase price of $10,000 subject to certain post close adjustments. Per the terms of the stock purchase agreement there was a holdback clause which allowed AFS to hold back $2,000 of the purchase price to satisfy certain indemnification claims. The holdback was established in 2006 as both Idacorp and AFS were aware of a potential indemnification claim which could be imposed by the City of Las Vegas which would require certain aerial fibers owned by Idacomm to be relocated to underground locations in the Las Vegas, Nevada area. In 2009 (and then again in 2010), AFS notified Idacorp of indemnification claims against the holdback related to the City of Las Vegas's "Project Clear Skies" and other matters. Project Clear Skies is a plan for relocating aerial utilities to underground locations in the Las Vegas area. As the indemnification claims are valid and were received within the holdback period, the Company does not believe the lawsuit filed by Idacorp has merit and as such has not accrued for the $2,000 holdback. As of March 31, 2012, no loss contingencies have been accrued related to this lawsuit. The Company has an accrued liability of $2,765 within other liabilities on the condensed consolidated balance sheet as of March 31, 2012 which represents the estimated cost associated with relocating the legacy Idacomm aerial fibers in the Las Vegas area to underground locations as would be required under the Project Clear Skies initiative.

(16) COMMITMENTS AND CONTINGENCIES

Capital Leases

Future contractual payments under the terms of the Company's capital lease obligations were as follows:

Year ending June 30,
2012	$1,769
2013	1,754
2014	1,721
2015	1,681
2016	1,494
Thereafter	7,298

Total minimum lease payments	15,717

Less amounts representing interest	(4,543)
Less current portion	(950)

Capital lease obligations, less current portion	$10,224

The weighted average interest rate on capital lease obligations was 10.37% and 12.1% as of June 30, 2011 and 2010, respectively.

Operating Leases

The Company leases office space, warehouse space, network assets, switching and transport sites, points of presence and equipment under non-cancelable operating leases. Lease expense was $38,375, $29,634 and $14,981 for the years ended June 30, 2011, 2010 and 2009, respectively.

For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, the Company records minimum rental expenses on a straight-line basis over the terms of the leases. When the straight-line expense recorded exceeds the cash outflows during the respective period, the Company records a deferred rent liability on the consolidated balance sheets and amortizes the deferred rent over the terms of the leases.

Minimum contractual lease payments due under the Company's long-term operating leases are as follows:

Year ending June 30,
2012	$23,353
2013	21,241
2014	19,270
2015	18,042
2016	15,834
Thereafter	81,059

$178,799

Purchase commitments

At June 30, 2011, the Company was contractually committed for $22,822 of capital expenditures for construction materials and purchases of property and equipment. A majority of these purchase commitments are expected to be satisfied in the next twelve months. These purchase commitments are primarily success-based; that is, the Company has executed customer contracts that support the future capital expenditures.

Outstanding letters of credit

As of June 30, 2011, the Company had $6,420 in outstanding letters of credit, which were primarily entered into in connection with various lease agreements.

Other commitments

In February 2010, the Company was awarded an NTIA Broadband Technology Opportunities Program grant for a fiber network project in Indiana (the "Indiana Stimulus Project"). The Indiana Stimulus Project involves approximately $31,425 of capital expenditures, of which $25,100 is to be funded by a government grant and approximately $6,285 is to be funded by the Company. In connection with this project, 626 route miles of fiber are to be constructed and lit. The Company began capitalizing certain preconstruction costs associated with this project in April of 2010 and began receiving grant funds in May 2010. As of June 30, 2011, the Company has been reimbursed for $96 of expenses and $3,339 of capital expenditures related to the Indiana Stimulus Project. As of June 30, 2011, the Company has incurred $1,021 of capital expenditures which are pending reimbursement from the program. The Company also contributed $4,400 of pre-existing network assets to the project. The Company anticipates this project will be completed within the next two years.

In July 2010, the Company was awarded from the NTIA Broadband Technology Opportunities Program a $13,383 grant to construct 286 miles of fiber network in Anoka County, Minnesota, outside of Minneapolis (the "Anoka Stimulus Project"). The Anoka Stimulus Project involves approximately $19,117 of capital expenditures, of which $13,383 is to be funded by a government grant and approximately $5,735 is to be funded by the Company. As of June 30, 2011, the Company has been reimbursed for $121 of expenses and $275 of capital expenditures related to the Indiana Stimulus Project. As of June 30, 2011, the Company has incurred $32 of capital expenditures that are pending reimbursement from the program. The Company anticipates this project will be completed within the next two years.

Contingencies

In the normal course of business, the Company is party to various outstanding legal proceedings, claims, commitments, and contingent liabilities. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company's financial condition, results of operations, or cash flows.